Fair Value Measurement (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value measurement [abstract]
Percentage of discounted at market rate	10.93%	15.50%
Description of weighted average rate	Minimum increase is 2.5% at WACC of 0%